Statement of Operations - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2019
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Payroll, consulting and professional fees	12,800	17,300	17,300
Rent		7,681	23,043
Selling, general and administrative		8,204	9,997
Depreciation and amortization
Cost of Device Units
Operating expenses	12,800	33,185	50,340
NET LOSS BEFORE OTHER INCOME (EXPENSE)	(12,800)	(33,185)	(50,340)
OTHER INCOME
LOSS BEFORE INCOME TAXES	(12,800)	(33,185)	(50,340)
INCOME TAXES
NET LOSS	$ (12,800)	$ (33,185)	$ (50,340)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC & DILUTED		3,518,571	3,504,725
NET INCOME (LOSS) PER SHARE - BASIC & DILUTED		$ (0.01)	$ (0.01)